U.S.  SECURITIES  AND  EXCHANGE  COMMISSION

Washington,  D.C.  20549

FORM  12b-25

Commission  File  No.:  0-30553

NOTIFICATION  OF  LATE  FILING

(Check One):  [X]  Form 10-K

For Period Ended: 6/30/05

PART I - REGISTRANT INFORMATION

Wintech Digital Systems Technology Corporation

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Full Name of Registrant

2nd Floor, Caihong Building, 11 Xinxi Road, Shangdi, Haidian District, Beijing, China 100085

(Address of principal executive offices)

Registrant's telephone number, including area code: (0118610) 82782828

Room 1016, Hailong Building, Zhongguancun, Haidian District,

PART  II  RULES  12B-25(b)  AND  (c)

If the subject report could not be filed without  unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be  completed.  (Check  box  if  appropriate)

[X}      (a)   The reasons  described in  reasonable  detail in Part III of this form  could  not  be eliminated without unreasonable effort or expense;

[X]      (b)   The subject annual report,  semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, or Form N-SAR, or portion thereof,  will be  filed  on or  before  the  fifteenth  calendar  day  following  the prescribed  due date,  or the subject  quarterly  report or  transition report on Form 10-Q, or portion  thereof will be filed on or before the fifth  calendar  day  following  the  prescribed  due  date;  and

[X}      (c)   The  accountant's  statement  or other  exhibit  required by Rule

         12b-25  (c)  has  been  attached  if  applicable.

PART  III  -  NARRATIVE

     State below in reasonable detail the reasons why Forms10-K,  Form 20-F, 11-K, or Form N-SAR, or the transition  report,  or portion  thereof,  could not be filed within  the  prescribed  time  period.

      Registrant's  independent  auditors have not yet completed  their review of the  financial  statements  of  the  Registrant for the quarter ended June 30, 2005 and  are,  therefore,  unable  to  furnish  their  opinion  on  such  financial statements.

PART  IV  -  OTHER  INFORMATION

(1)   Name  and  telephone  number  of  person  to  contact  in  regard  to this notification

          Yonghong  Dong                 (0118610)  82782828

         ------------                     --------------

           (Name)                       (Telephone  Number)

(2)   Have all other periodic  reports required under Section 13 or 15(d) of the

Securities  Exchange Act of 1934 or Section 30 of the Investments Company Act of

1940  during  the  preceding  12  months  or for such  shorter  period  that the registrant  was  required to file such  report(s)  been filed?  If answer is no,

identify  report(s).

                                                                  [X] Yes [ ] No

(3)   Is it  anticipated  that any  significant  change in results of operations from the corresponding  period for the last fiscal year will be reflected by the earnings  statements  to  be  included in the subject report or portion thereof?

                                                                  [ ] Yes [X] No

      If so: attach an explanation of the anticipated  change,  both narratively and  quantitatively,  and, if  appropriate,  state the reasons why a  reasonable estimate  of  the  results  cannot  be  made.

                  Wintech  Digital  Systems  Technology Corporation

                         ------------------------------

                  (Name  of  Registrant  as  specified  in  charter)

has  caused  this  notification  to be signed on its  behalf by the  undersigned thereunto  duly  authorized.

Date:  September 30,  2005        By:   /s/  Yonghong  Dong

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                                          Yonghong  Dong